SCHEDULE OF CURRENT AND DEFERRED PORTION OF INCOME TAX (BENEFIT)/EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ (430)	¥ 74	¥ (135)
Deferred income tax benefit (expense)	$ (56)	(390)	(390)	(429)
Total income tax expense	$ (117)	¥ (820)	¥ (316)	¥ (564)